Related Party Transactions (Details) - Schedule of Amount Due To Related Parties - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Nanjing Animal Pharmaceutical		¥ 471	¥ 219